Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow generated by (used in) Operating activities
Net loss for the period	$ (57,773)	$ (16,020)	$ (10,075)
Adjustments for non-cash items:
Depletion and amortization	7,747	4,971	4,941
Income tax expense	5,078	3,783	89
Share-based payment expenses	1,542	1,799	1,099
Write down of materials and supplies	759
Interest and accretion expense	4,748	2,175	86
Unrealized loss on currency hedges	21	426	368
Loss on disposal of mineral rights		188	104
Unrealized gain on warrant liability			(323)
Fair value loss (gain) on marketable securities and purchase warrants	933	(712)	(290)
Discount on shares issued to settle payables		196
Provision for litigation	22,282
Impairment loss	16,540
Taxes paid	(225)	(539)	(313)
Operating cash flows before changes in working capital	1,652	(3,733)	(4,314)
Changes in non-cash working capital
Trade receivables	1,369	496	(351)
VAT recoverable	2,023	(1,539)	(736)
Inventories	(579)	230	(261)
Other assets	(685)	(55)	219
Trade and other payables	(173)	3,364	1,340
VAT payable	(1,526)	1,488	256
Net cash generated by (used in) operating activities	2,081	251	(3,847)
Investing activities
Proceeds from sale of marketable securities	999
Purchase of property, plant and equipment	(7,182)	(8,341)	(5,726)
Purchase of mineral rights	(154)	(148)	(76)
Transaction costs paid on acquisition of Otis Gold Corp.		(1,723)
Payments received under earn-in agreement	75
Loan to Otis Gold Corp., net of cash received on acquisition		(304)
Net cash used in investing activities	(6,262)	(10,516)	(5,802)
Financing activities
Proceeds from issuance of Convertible Debt		12,762
Proceeds from Credit Facility		5,871
Repayment of Credit Facility		(6,000)
Proceeds on issuance of shares from equity financing			7,982
Proceeds from options and warrants exercised	36	380	721
Lease payments	(397)	(360)	(334)
Interest paid	(86)	(423)	(30)
Net cash (used in) from financing activities	(447)	12,230	8,339
Effect of exchange rate changes on cash and cash equivalents	319	71	1,237
Change in cash and cash equivalents	(4,309)	2,036	(73)
Cash and cash equivalents - beginning of year	8,380	6,344	6,417
Cash and cash equivalents - end of year	$ 4,071	$ 8,380	$ 6,344